Quarterly Report
February 29, 2020
MFS®  Intermediate High
Income Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 134.7%
Aerospace – 3.9%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$358,000	$353,525
Bombardier, Inc., 7.875%, 4/15/2027 (n)	125,000	124,063
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	212,500
Moog, Inc., 4.25%, 12/15/2027 (n)	385,000	391,737
TransDigm, Inc., 6.5%, 7/15/2024	185,000	189,162
TransDigm, Inc., 6.25%, 3/15/2026 (n)	200,000	211,750
TransDigm, Inc., 6.375%, 6/15/2026	185,000	190,097
TransDigm, Inc., 5.5%, 11/15/2027 (n)	265,000	264,669
		$1,937,503
Automotive – 3.6%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$200,000	$172,500
Allison Transmission, Inc., 5%, 10/01/2024 (n)	575,000	581,446
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	125,000	135,469
Dana, Inc., 5.375%, 11/15/2027	98,000	98,980
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	295,000	312,331
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	230,000	236,302
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	245,000	248,993
		$1,786,021
Broadcasting – 4.1%
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (n)	$75,000	$60,499
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	120,000	128,964
iHeartCommunications, Inc., 8.375%, 5/01/2027	130,000	141,173
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	55,000	56,722
Lions Gate Capital Holding Co., 5.875%, 11/01/2024	140,000	135,408
National CineMedia LLC, 5.875%, 4/15/2028 (n)	150,000	153,269
Netflix, Inc., 5.875%, 2/15/2025	375,000	418,125
Netflix, Inc., 5.875%, 11/15/2028	160,000	179,888
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	235,000	243,237
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	60,000	59,550
WMG Acquisition Corp., 5%, 8/01/2023 (n)	65,000	66,138
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	315,000	323,662
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	65,000	67,925
		$2,034,560
Brokerage & Asset Managers – 0.8%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$405,000	$410,063
Building – 7.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$340,000	$352,036
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	355,000	346,569
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	238,000	229,599
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)	105,000	104,213
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)	85,000	88,188
Core & Main LP, 6.125%, 8/15/2025 (n)	180,000	182,268
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	145,000	143,506
HD Supply, Inc., 5.375%, 10/15/2026 (n)	305,000	319,106
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	300,000	312,750
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	150,000	156,562
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	201,000	210,910
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	120,000	129,600
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	213,000	207,675
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	75,000	78,750
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	325,000	329,095
Standard Industries, Inc., 6%, 10/15/2025 (n)	115,000	120,175

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	$305,000	$307,287
		$3,618,289
Business Services – 3.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$225,000	$231,750
CDK Global, Inc., 4.875%, 6/01/2027	285,000	293,550
CDK Global, Inc., 5.25%, 5/15/2029 (n)	95,000	101,294
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	120,000	121,500
MSCI, Inc., 5.75%, 8/15/2025 (n)	170,000	175,950
MSCI, Inc., 4.75%, 8/01/2026 (n)	545,000	565,960
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	100,000	110,100
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	175,000	190,304
		$1,790,408
Cable TV – 11.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$26,000	$26,502
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	215,000	220,934
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	585,000	608,224
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	360,000	374,328
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	310,000	318,719
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	200,000	207,071
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	800,000	842,000
DISH DBS Corp., 5.875%, 11/15/2024	95,000	97,444
DISH DBS Corp., 7.75%, 7/01/2026	135,000	145,066
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	65,000	38,350
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	180,000	154,800
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (n)	155,000	136,691
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	200,000	210,320
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	380,000	391,761
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	105,000	112,581
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	135,000	136,012
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	165,000	169,262
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	422,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	195,000	201,825
Videotron Ltd., 5.375%, 6/15/2024 (n)	80,000	85,416
Videotron Ltd., 5.125%, 4/15/2027 (n)	465,000	487,648
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	202,460
		$5,589,414
Chemicals – 2.5%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$280,000	$283,688
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	194,600
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	120,000	120,602
SPCM S.A., 4.875%, 9/15/2025 (n)	375,000	384,375
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	225,000	223,245
		$1,206,510
Computer Software – 1.3%
PTC, Inc., 3.625%, 2/15/2025 (n)	$215,000	$215,537
PTC, Inc., 4%, 2/15/2028 (n)	35,000	34,913
VeriSign, Inc., 5.25%, 4/01/2025	265,000	287,260
VeriSign, Inc., 4.75%, 7/15/2027	85,000	88,543
		$626,253
Computer Software - Systems – 3.4%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$420,000	$465,150
Fair Isaac Corp., 4%, 6/15/2028 (n)	86,000	88,150
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	200,000	206,834
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	495,000	495,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$375,000	$392,700
		$1,647,834
Conglomerates – 5.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$260,000	$275,600
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	360,000	376,850
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	190,000	201,400
EnerSys, 5%, 4/30/2023 (n)	275,000	287,834
EnerSys, 4.375%, 12/15/2027 (n)	55,000	55,619
Gates Global LLC, 6.25%, 1/15/2026 (n)	230,000	231,150
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	100,000	104,000
Griffon Corp., 5.75%, 3/01/2028 (n)	150,000	150,056
MTS Systems Corp., 5.75%, 8/15/2027 (n)	230,000	234,025
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	205,000	222,239
TriMas Corp., 4.875%, 10/15/2025 (n)	405,000	412,087
		$2,550,860
Construction – 2.5%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$270,000	$289,675
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	95,000	99,038
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	185,000	179,481
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	175,000	175,091
Toll Brothers Finance Corp., 4.875%, 11/15/2025	180,000	197,100
Toll Brothers Finance Corp., 4.35%, 2/15/2028	255,000	269,122
		$1,209,507
Consumer Products – 1.9%
Coty, Inc., 6.5%, 4/15/2026 (n)	$140,000	$143,850
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	305,000	316,377
Mattel, Inc., 6.75%, 12/31/2025 (n)	120,000	126,114
Mattel, Inc., 5.875%, 12/15/2027 (n)	204,000	213,180
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	110,000	114,950
		$914,471
Consumer Services – 4.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$175,000	$185,972
Carriage Services, Inc., 6.625%, 6/01/2026 (n)	147,000	151,467
Cimpress N.V., 7%, 6/15/2026 (n)	300,000	313,689
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	205,000	224,333
Garda World Security Corp., 4.625%, 2/15/2027 (n)	75,000	74,063
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	111,000	117,382
Match Group, Inc., 6.375%, 6/01/2024	295,000	304,992
Match Group, Inc., 5%, 12/15/2027 (n)	200,000	207,000
Photo Holdings Merger Sub, Inc., 8.5%, 10/01/2026 (n)	35,000	33,163
Realogy Group LLC, 9.375%, 4/01/2027 (n)	205,000	210,125
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	210,000	216,562
		$2,038,748
Containers – 4.0%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (p)	$200,000	$201,260
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	326,000	330,564
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	290,000	298,498
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	90,000	92,813
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	215,000	210,704
Reynolds Group, 5.125%, 7/15/2023 (n)	180,000	181,800
Reynolds Group, 7%, 7/15/2024 (n)	70,000	70,657
Silgan Holdings, Inc., 4.75%, 3/15/2025	235,000	237,742
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)	112,000	112,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	$200,000	$211,584
		$1,948,322
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$160,000	$150,000
CommScope Technologies LLC, 5%, 3/15/2027 (n)	125,000	113,113
		$263,113
Electronics – 2.3%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$275,000	$283,594
Qorvo, Inc., 5.5%, 7/15/2026	200,000	206,600
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	180,000	193,995
Sensata Technologies B.V., 5%, 10/01/2025 (n)	375,000	394,725
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	75,000	75,656
		$1,154,570
Energy - Independent – 3.7%
Callon Petroleum Co., 6.375%, 7/01/2026	$180,000	$139,950
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	62,600	55,714
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	215,000	206,937
Highpoint Operating Corp., 7%, 10/15/2022	65,000	56,550
Hilcorp Energy I/Hilcorp Finance Co., 5.75%, 10/01/2025 (n)	46,700	37,360
Jagged Peak Energy LLC, 5.875%, 5/01/2026	170,000	169,524
Laredo Petroleum, Inc., 10.125%, 1/15/2028	50,000	35,869
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	170,000	170,000
Matador Resources Co., 5.875%, 9/15/2026	110,000	98,450
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	190,000	188,338
PDC Energy, Inc., 5.75%, 5/15/2026	50,000	44,500
QEP Resources, Inc., 5.625%, 3/01/2026	116,700	93,360
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	210,000	6,300
SM Energy Co., 6.75%, 9/15/2026	195,000	154,050
Southwestern Energy Co., 6.2%, 1/23/2025	81,700	60,458
Southwestern Energy Co., 7.5%, 4/01/2026	56,000	42,560
WPX Energy, Inc., 5.75%, 6/01/2026	260,000	257,972
		$1,817,892
Entertainment – 1.8%
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	$95,000	$96,900
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	380,000	390,450
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	55,000	55,275
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	60,000	55,585
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	305,000	301,035
		$899,245
Financial Institutions – 4.4%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$200,000	$198,840
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	195,000	209,005
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	130,000	134,778
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	190,000	195,700
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	431,000	424,535
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	220,000	228,734
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	95,000	96,509
OneMain Financial Corp., 6.875%, 3/15/2025	160,000	176,000
OneMain Financial Corp., 7.125%, 3/15/2026	170,000	188,700
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	220,000	241,919
Springleaf Finance Corp., 5.375%, 11/15/2029	80,000	81,704
		$2,176,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 4.2%
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	$260,000	$266,066
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	345,000	374,083
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	232,000	236,065
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	330,000	343,207
Performance Food Group Co., 5.5%, 10/15/2027 (n)	200,000	211,000
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	100,000	101,970
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	220,000	227,986
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	320,000	325,600
		$2,085,977
Gaming & Lodging – 6.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$230,000	$232,300
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	155,000	169,097
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	220,000	246,213
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	115,000	129,810
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	305,000	313,113
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	335,000	336,256
Scientific Games Corp., 8.25%, 3/15/2026 (n)	230,000	236,256
Scientific Games International, Inc., 7%, 5/15/2028 (n)	90,000	87,048
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	365,000	368,686
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	235,000	233,237
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)	75,000	77,438
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	460,000	476,838
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	150,000	147,188
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	235,000	227,950
		$3,281,430
Insurance - Health – 1.1%
Centene Corp., 6.125%, 2/15/2024	$185,000	$190,679
Centene Corp., 5.375%, 6/01/2026 (n)	205,000	215,322
Centene Corp., 4.25%, 12/15/2027 (n)	135,000	138,888
		$544,889
Insurance - Property & Casualty – 1.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$190,000	$189,529
Hub International Ltd., 7%, 5/01/2026 (n)	315,000	318,134
		$507,663
Major Banks – 1.8%
Barclays PLC, 7.875%, 12/29/2049	$200,000	$211,101
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	200,000	221,000
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	400,000	436,500
		$868,601
Medical & Health Technology & Services – 10.6%
Avantor, Inc., 9%, 10/01/2025 (n)	$385,000	$420,189
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	75,000	75,938
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	255,000	260,100
DaVita, Inc., 5%, 5/01/2025	260,000	263,835
Encompass Health Corp., 5.75%, 9/15/2025	120,000	124,500
HCA, Inc., 7.5%, 2/15/2022	345,000	381,294
HCA, Inc., 5.375%, 2/01/2025	525,000	580,387
HCA, Inc., 5.875%, 2/15/2026	340,000	384,200
HCA, Inc., 5.625%, 9/01/2028	45,000	51,002
HCA, Inc., 3.5%, 9/01/2030	185,000	181,230
HealthSouth Corp., 5.125%, 3/15/2023	335,000	335,837
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	145,000	148,263
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	600,000	620,250
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	75,000	74,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	$180,000	$167,440
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (p)	120,000	102,012
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	45,000	45,225
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	295,000	315,266
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	60,000	32,250
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	255,000	259,781
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	185,000	192,169
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	200,000	196,240
		$5,211,448
Medical Equipment – 1.5%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$275,000	$284,652
Teleflex, Inc., 4.875%, 6/01/2026	105,000	109,463
Teleflex, Inc., 4.625%, 11/15/2027	340,000	356,796
		$750,911
Metals & Mining – 4.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$130,000	$132,600
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027 (n)	130,000	109,525
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	200,000	212,000
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	190,000	185,317
Freeport-McMoRan, Inc., 5%, 9/01/2027	190,000	187,534
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	185,000	185,925
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	125,000	123,400
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	362,000	358,380
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	205,000	155,800
Novelis Corp., 5.875%, 9/30/2026 (n)	325,000	335,678
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	90,000	81,000
TMS International Corp., 7.25%, 8/15/2025 (n)	245,000	228,463
		$2,295,622
Midstream – 3.8%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$470,000	$471,028
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	170,000	162,965
EnLink Midstream Partners LP, 4.85%, 7/15/2026	60,000	51,975
EQT Midstream Partners LP , 5.5%, 7/15/2028	150,000	125,625
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	60,000	51,600
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	177,500	148,212
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	170,000	169,592
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	280,000	281,056
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	255,000	261,375
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	130,000	140,238
		$1,863,666
Municipals – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$105,000	$107,625
Network & Telecom – 0.9%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$200,000	$211,000
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	60,000	59,262
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	170,000	173,825
		$444,087
Oil Services – 0.8%
Apergy Corp., 6.375%, 5/01/2026	$200,000	$208,721
Diamond Offshore Drill Co., 5.7%, 10/15/2039	175,000	75,798
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	125,000	112,346
		$396,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 1.4%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$370,000	$386,650
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	190,000	195,225
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	130,000	128,375
		$710,250
Pharmaceuticals – 1.8%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$90,000	$89,888
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	585,000	596,524
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	55,000	54,381
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	175,000	136,500
		$877,293
Pollution Control – 1.1%
Covanta Holding Corp., 5.875%, 3/01/2024	$185,000	$187,081
Covanta Holding Corp., 6%, 1/01/2027	50,000	51,500
GFL Environmental, Inc., 7%, 6/01/2026 (n)	130,000	136,663
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	150,000	162,435
		$537,679
Printing & Publishing – 0.9%
Meredith Corp., 6.875%, 2/01/2026	$150,000	$150,405
Nielsen Finance LLC, 5%, 4/15/2022 (n)	272,000	271,113
		$421,518
Real Estate - Healthcare – 1.0%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$280,000	$291,900
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	185,000	193,049
		$484,949
Real Estate - Other – 1.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025 (n)	$35,000	$35,481
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/2027 (n)	290,000	275,137
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	170,000	172,338
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	391,000	394,918
		$877,874
Restaurants – 1.5%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$230,000	$225,906
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	525,000	536,818
		$762,724
Retailers – 1.0%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$210,000	$209,475
L Brands, Inc., 5.25%, 2/01/2028	150,000	145,594
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	120,000	121,620
		$476,689
Specialty Chemicals – 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$165,000	$162,525
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	261,000	263,662
		$426,187
Specialty Stores – 0.9%
Penske Automotive Group Co., 5.375%, 12/01/2024	$145,000	$148,444
Penske Automotive Group Co., 5.5%, 5/15/2026	175,000	178,937
PetSmart, Inc., 7.125%, 3/15/2023 (n)	60,000	58,482
PetSmart, Inc., 8.875%, 6/01/2025 (n)	60,000	59,700
		$445,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$97,000	$99,667
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	145,000	150,256
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	270,000	265,626
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	15,000	15,590
		$531,139
Telecommunications - Wireless – 7.5%
Altice France S.A., 7.375%, 5/01/2026 (n)	$200,000	$209,740
Altice France S.A., 8.125%, 2/01/2027 (n)	400,000	435,912
Altice France S.A., 5.5%, 1/15/2028 (n)	200,000	200,000
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	207,500
SBA Communications Corp., 4%, 10/01/2022	360,000	363,967
SBA Communications Corp., 4.875%, 9/01/2024	310,000	318,333
SBA Communications Corp., 3.875%, 2/15/2027 (n)	70,000	71,383
Sprint Capital Corp., 6.875%, 11/15/2028	355,000	422,911
Sprint Corp., 7.625%, 3/01/2026	350,000	412,898
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	97,256
T-Mobile USA, Inc., 5.125%, 4/15/2025	195,000	200,363
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	205,296
T-Mobile USA, Inc., 5.375%, 4/15/2027	310,000	328,600
YPSO Finance Bis S.A., 6%, 2/15/2028 (n)	200,000	192,060
		$3,666,219
Tobacco – 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$95,000	$94,259
Utilities - Electric Power – 3.9%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$525,000	$542,498
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	90,000	92,138
Drax Finco PLC, 6.625%, 11/01/2025 (n)	220,000	229,691
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	380,000	382,546
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	120,000	125,162
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	140,000	142,590
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	80,000	82,800
Terraform Power Operating Co., 5%, 1/31/2028 (n)	285,000	306,745
		$1,904,170
Total Bonds		$66,195,304
Floating Rate Loans (r) – 1.9%
Broadcasting – 0.4%
Nexstar Broadcasting, Inc., Term Loan B4, 4.405%, 9/18/2026	$63,840	$63,361
WMG Acquisition Corp., Term Loan F, 3.728%, 11/01/2023	105,000	103,163
		$166,524
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 4.158%, 4/15/2027	$64,000	$63,120
Chemicals – 0.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3.694%, 6/01/2024	$53,200	$52,036
Element Solutions, Inc., Term Loan B1, 3.603%, 1/31/2026	63,840	62,643
		$114,679
Computer Software - Systems – 0.4%
Sabre GLBL, Inc., Term Loan B, 3.603%, 2/22/2024	$127,674	$121,823
SS&C Technologies, Inc., Term Loan B5, 3.353%, 4/16/2025	63,837	62,693
		$184,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Conglomerates – 0.2%
Gates Global LLC, Term Loan B2, 4.353%, 4/01/2024	$112,218	$109,693
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 3.353%, 6/27/2023	$40,476	$39,868
Medical & Health Technology & Services – 0.3%
DaVita, Inc., 3.353%, 8/12/2026	$63,840	$63,106
Jaguar Holding Co. II, Term Loan, 4.103%, 8/18/2022	63,833	63,088
		$126,194
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 4.408%, 11/27/2025	$62,171	$62,113
Printing & Publishing – 0.1%
Nielsen Finance LLC, Term Loan B4, 3.67%, 10/04/2023	$63,836	$63,118
Total Floating Rate Loans		$929,825
Common Stocks – 0.3%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	11,385	$21,446
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	200	$105,880
Total Common Stocks		$127,326
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	84	$10
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	84	1
Total Warrants				$11

Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 1.61% (v)	1,318,957	$1,319,089

Other Assets, Less Liabilities – (39.6)%		(19,444,607)
Net Assets – 100.0%		$49,126,948
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,319,089 and $67,252,466, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,667,911, representing 95.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Derivative Contracts at 2/29/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	15	$1,841,250	June – 2020	$(19,485)
At February 29, 2020, the fund had cash collateral of $10,500 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$11	$105,880	$105,891
Mexico	—	21,446	—	21,446
Municipal Bonds	—	107,625	—	107,625
U.S. Corporate Bonds	—	56,336,868	—	56,336,868
Foreign Bonds	—	9,750,811	—	9,750,811
Floating Rate Loans	—	929,825	—	929,825
Mutual Funds	1,319,089	—	—	1,319,089
Total	$1,319,089	$67,146,586	$105,880	$68,571,555
Other Financial Instruments
Futures Contracts – Liabilities	$(19,485)	$—	$—	$(19,485)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/19	$101,158
Change in unrealized appreciation or depreciation	4,722
Balance as of 2/29/20	$105,880
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 29, 2020 is $4,722. At February 29, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,034,504	$5,620,941	$5,336,292	$(92)	$28	$1,319,089
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,871	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.